OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Costs capitalized to oil and gas property	$ 51,885
Depletion to oil and gas property	$ 418,621	$ 315,657